Provisions, contingent liabilities, contingent assets and credit commitments (Tables)	12 Months Ended
Sep. 30, 2024
Provisions, contingent liabilities, contingent assets and credit commitments
Schedule of changes in provisions

						Litigation,
		Annual leave	Provision for			non-lending
		and other	impairment on	Lease	Restructuring	losses and
	Long service	employee	credit	restoration	and other	remediation
$m	leave	benefits	commitments	obligations	provisions	provisions	Total
Consolidated
Balance as at 30 September 2023	464	933	497	183	342	358	2,777
Additions	99	1,139	80	7	190	188	1,703
Utilisation	(58)	(1,163)	-	(27)	(274)	(188)	(1,710)
Reversal of unutilised provisions	(28)	(9)	(61)	-	(48)	(118)	(264)
Other	-	(1)	-	-	-	-	(1)
Balance as at 30 September 2024	477	899	516	163	210	240	2,505
Parent Entity
Balance as at 30 September 2023	453	844	454	160	329	303	2,543
Additions	88	1,099	71	6	180	158	1,602
Utilisation	(48)	(1,110)	-	(25)	(267)	(168)	(1,618)
Reversal of unutilised provisions	(28)	(9)	(61)	-	(44)	(114)	(256)
Balance as at 30 September 2024	465	824	464	141	198	179	2,271

Summary of undrawn credit commitments and maturity analysis

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Undrawn credit commitments
Letters of credit and financial guarantees[a]	13,118	12,447	12,539	11,847
Commitments to extend credit[b]	198,876	193,457	175,206	168,719
Other	117	247	117	247
Total undrawn credit commitments	212,111	206,151	187,862	180,813

a.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Financial guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain financial guarantees issued.

b.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, $6 billion (2023: $8.8 billion) for the Group and $5.1 billion (2023: $7.9 billion) for the Parent Entity of credit exposures were offered and accepted but still revocable. These represent part of Westpac Group’s maximum credit exposure to credit risk.